united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/18

Item 1. Reports to Stockholders.

EQUINOX FUNDS TRUST

EQUINOX BH-DG STRATEGY FUND

CLASS I SHARES : EBHIX

EQUINOX CHESAPEAKE STRATEGY FUND

CLASS A SHARES : ECHAX

CLASS C SHARES : ECHCX

CLASS I SHARES : EQCHX

SEMI-ANNUAL REPORT

MARCH 31, 2018

1-888-643-3431

WWW.EQUINOXFUNDS.COM

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer to buy shares of the Equinox Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Equinox BH-DG Strategy Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2018

The Fund’s performance figures* for the periods ended March 31, 2018, as compared to its benchmarks:

			Annualized
				Since Inception**
	Six Months	One Year	Three Years	(12/31/2013)
Equinox BH-DG Strategy Fund
Class I	5.58%	8.36%	(0.19)%	4.79%
Barclays BTOP50 Index ***	1.03%	(1.60)%	(4.46)%	0.65%
S&P 500 Total Return Index +	5.84%	13.99%	10.78%	11.04%

*	The performance data quoted is historical. The performance comparison includes reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemptions of portfolio shares. Performance figures for periods greater than one year are annualized. The returns would have been lower had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses. Per the fee table in the Fund’s prospectus dated February 1, 2018, the Fund’s “Total Annual Fund Operating Expenses” are 274.22.% and the Fund’s “Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)” are 1.10% for Class I shares, of the Fund’s average daily net assets. These expenses may differ from the actual expenses incurred by the Fund for the period covered by this report. Additional information regarding the Fund’s expense ratios is available in the Financial Highlights. For performance information current to the most recent month-end please call 1-888-643-3431.

**	Commencement of operations and start of performance was December 31, 2013.

***	The Barclay BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2018, there are 20 funds in the BTOP50 Index. Investors cannot invest directly in an index.

+	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees, and other expenses. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Other Assets Less Liabilities	100.0%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detail of the Fund’s holdings. The value of the Fund’s derivative positions that provide exposure to a managed futures program is included in “other assets less liabilities;” however, the portfolio composition detailed above does not include derivatives exposure. See the accompanying notes for more information on the impact of the Fund’s derivative positions on the consolidated financial statements.

Equinox Chesapeake Strategy Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2018

The Fund’s performance figures* for the periods ended March 31, 2018, as compared to its benchmarks:

			Annualized
					Start of
					Performance	Since Inception
	Six Months	One Year	Three Years	Five Years	(09/10/2012)	(08/21/2015)
Equinox Chesapeake Strategy Fund
Class A with load ^	(2.17)%	(1.61)%	N/A	N/A	N/A	(2.69)%
Class A ^	3.83%	4.36%	N/A	N/A	N/A	(0.47)%
Class C ^	3.45%	3.63%	N/A	N/A	N/A	(1.16)%
Class I **	3.98%	4.68%	(3.37)%	9.61%	7.47%	N/A
Barclay BTOP50 Index ***	1.03%	(1.60)%	(4.46)%	0.32%	0.17%	(3.06)%
S&P 500 Total Return Index +	5.84%	13.99%	10.78%	13.31%	14.06%	14.23%

*	The performance data quoted is historical. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for Class A maximum applicable sales charge of 5.75%. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemptions of portfolio shares. Performance figures for periods greater than one year are annualized. The returns would have been lower had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses. Per the fee table in the supplement to the Fund’s prospectus dated February 1, 2018, the Fund’s “Total Annual Fund Operating Expenses” are 2.69%, 3.44%, and 2.44% and the Fund’s “Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)” are 2.10%, 2.85%, and 1.85% for Class A, Class C and Class I shares, respectively, of the Fund’s average daily net assets. These expenses may differ from the actual expenses incurred by the Fund for the period covered by this report. Additional information regarding the Fund’s expense ratios is available in the Financial Highlights. For performance information current to the most recent month-end please call 1-888-643-3431.

**	Commencement of operations for Class I was April 19, 2012. Start of performance was September 10, 2012.

^	Commencement of operations and start of performance for Class A and Class C was August 21, 2015.

***	The Barclay BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2018, there are 20 funds in the BTOP50 Index. Investors cannot invest directly in an index.

+	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees, and other expenses. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
U.S. Treasury Notes	50.4%
Other Assets Less Liabilities	49.6%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detail of the Fund’s holdings. The value of the Fund’s derivative positions that provide exposure to a managed futures program is included in “other assets less liabilities;” however, the portfolio composition detailed above does not include derivatives exposure. See the accompanying notes for more information on the impact of the Fund’s derivative positions on the consolidated financial statements.

Equinox BH-DG Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Value
TOTAL INVESTMENTS - 0.0% (Cost - $0)	$—
OTHER ASSETS AND LIABILITIES - NET - 100.0%	90,299
TOTAL NET ASSETS - 100.0%	$90,299

TOTAL RETURN SWAP
Notional Value at				Variable Rate	Maturity	Unrealized
March 31, 2018	Description	Counterparty	Fixed Rate Paid	Received	Date	Appreciation

87,600	BH-DG Systematic Trading Program Total Return Swap +	Deutsche Bank	0.35% of the notional value	Total returns from the BH-DG Systematic Trading Program	12/31/2018	$4,015
Total Net Unrealized Appreciation on Swap Contract						$4,015

+	This investment is a holding of Equinox BH-DG Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox BH-DG Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Total Return Swap Top 50 Holdings ^

FUTURES CONTRACTS
Short Positions
					Unrealized
Number of				Notional Value at	Appreciation/
Contracts*	Description	Counterparty	Expiration Date	March 31, 2018	(Depreciation)
1	3 Month Sterling	Deutsche Bank	Dec-19	109,431	125
—	Eurodollar	Deutsche Bank	Mar-20	69,450	(91)
—	Eurodollar	Deutsche Bank	Sep-20	54,707	(75)
—	Primary High Grade Aluminium Future	Deutsche Bank	May-18	3,932	188
—	Primary High Grade Aluminium Future	Deutsche Bank	Apr-18	3,485	285
—	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Mar-19	24,613	(15)

Long Positions
	Description
—	10 year Italian Bond Future	Deutsche Bank	Jun-18	26,610	553
—	10 year US Treasury Notes Future	Deutsche Bank	Jun-18	5,242	—
—	3 Month Euro (EURIBOR)	Deutsche Bank	Sep-20	111,466	93
—	3 month Sterling	Deutsche Bank	Dec-19	10,493	(2)
1	3 month Sterling	Deutsche Bank	Dec-19	109,431	125
—	5 year US Treasury Notes Future	Deutsche Bank	Jun-18	4,954	(2)
—	Brent Crude Monthly Future	Deutsche Bank	Apr-18	5,985	101
—	CME E-Mini Russell 2000 Index	Deutsche Bank	Jun-18	3,315	(123)
—	Cocoa Future	Deutsche Bank	May-18	3,558	428
—	E-Mini Nasdaq-100	Deutsche Bank	Jun-18	7,937	(439)
—	Euro-BOBL Future	Deutsche Bank	Jun-18	25,165	54
—	Euro-BUND Future	Deutsche Bank	Jun-18	44,156	383
—	Euro-BUXL Future	Deutsche Bank	Jun-18	7,048	75
—	Eurodollar	Deutsche Bank	Mar-20	69,450	(91)
—	Eurodollar	Deutsche Bank	Sep-20	54,707	(75)
—	Gas Oil Monthly Future	Deutsche Bank	Jun-18	4,272	186
—	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	Apr-18	3,929	166
—	Long Gilt Future	Deutsche Bank	Jun-18	4,479	23
—	NY Harbour ULSD Future	Deutsche Bank	Apr-18	2,944	71
—	Primary High Grade Aluminium Future	Deutsche Bank	May-18	3,932	(296)
—	Primary High Grade Aluminium Future	Deutsche Bank	Apr-18	3,485	(342)
—	Primary High Grade Aluminium Future	Deutsche Bank	May-18	3,932	188
—	Primary High Grade Aluminium Future	Deutsche Bank	Apr-18	3,485	285
—	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Mar-19	13,127	(1)
—	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Mar-19	24,613	(15)

^	This investment is not a direct holding of Equinox BH-DG Strategy Fund Limited. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

*	Number of contracts is less than 0.5.

See accompanying notes to consolidated financial statements.

Equinox BH-DG Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

Total Return Swap Top 50 Holdings ^

FORWARD FOREIGN CURRENCY CONTRACTS
							Unrealized
Settlement		Currency to			Foreign		Appreciation/
Date	Counterparty	Deliver/Receive	Value	In Exchange For	Currency Value	U.S. Dollar Value	(Depreciation)
06/20/2018	Deutsche Bank	BRO	9,873	USD	2,999	2,952	$(47)
06/20/2018	Deutsche Bank	CAD	6,409	USD	5,005	5,033	28
06/20/2018	Deutsche Bank	CHF	2,425	USD	2,574	2,549	(25)
06/20/2018	Deutsche Bank	CLP	3,000,598	USD	4,961	4,969	8
06/20/2018	Deutsche Bank	HUF	838,359	USD	3,333	3,318	(15)
06/20/2018	Deutsche Bank	ILS	11,259	USD	3,288	3,223	(65)
06/20/2018	Deutsche Bank	JPY	562,666	AUD	6,755	6,891	135
06/20/2018	Deutsche Bank	JPY	1,960,098	USD	18,516	18,535	19
06/20/2018	Deutsche Bank	KRO	5,274,041	USD	4,959	4,962	3
06/20/2018	Deutsche Bank	MXN	96,740	USD	5,112	5,234	122
06/20/2018	Deutsche Bank	NOK	66,514	USD	8,575	8,494	(81)
06/20/2018	Deutsche Bank	NOK	32,478	USD	4,145	4,142	(2)
06/20/2018	Deutsche Bank	PHO	334,045	USD	6,364	6,390	26
06/20/2018	Deutsche Bank	PLN	16,196	USD	4,760	4,736	(24)
06/20/2018	Deutsche Bank	SGO	28,234	USD	21,520	21,573	53
06/20/2018	Deutsche Bank	SGO	5,889	USD	4,474	4,447	(26)
06/20/2018	Deutsche Bank	SGO	5,023	USD	3,817	3,795	(22)
06/20/2018	Deutsche Bank	SGO	4,157	USD	3,172	3,176	4
06/20/2018	Deutsche Bank	THO	129,478	USD	4,153	4,158	5
06/20/2018	Deutsche Bank	TRY	18,994	EUR	3,897	4,035	138
06/20/2018	Deutsche Bank	USD	20,625	EUR	16,629	16,569	(60)
06/20/2018	Deutsche Bank	USD	3,212	EUR	2,598	2,597	(1)
06/20/2018	Deutsche Bank	USD	16,632	GBP	11,952	12,147	195
06/20/2018	Deutsche Bank	USD	6,073	NZD	8,314	8,239	(75)
06/20/2018	Deutsche Bank	ZAR	34,210	USD	2,848	2,860	12

^	This investment is not a direct holding of Equinox BH-DG Strategy Fund Limited. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

AUD - Austrailian Dollar	KRO - South Korean Won

BRO - Brazilian Real	MXN - Mexican Peso

CAD - Canadian Dollar	NOK - Norwegian Krone

CHF - Swiss Franc	PHO - Photon Cryptocurrency

CLP - Chilean Peso	PLN - Polish Zloty

EUR - Euro	SGO - Singapore Dollar

GBP - Pound Sterling	THO - Thai Baht

HUF - Hungarian Forint	TRY - Turkish Lira

ILS - Israeli Shekel	USD - U.S. Dollar

INO - Indian Rupee	ZAR - South African Rand

JPY - Japanese Yen

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

		Coupon Rate	Maturity
Principal Amount		(%)	Date	Value
	U.S. TREASURY NOTES - 50.4%
$5,000,000	United States Treasury Note	1.000	8/15/2018	$4,984,375
15,000,000	United States Treasury Note	1.250	11/30/2018	14,925,293
45,000,000	United States Treasury Note	1.500	2/28/2019	44,754,785
	TOTAL U.S TREASURY NOTES (Cost - $64,738,214)			64,664,453

	TOTAL INVESTMENTS - 50.4% (Cost - $64,738,214)			$64,664,453
	OTHER ASSETS AND LIABILITIES - NET - 49.6%			63,645,306
	TOTAL NET ASSETS - 100.0%			$128,309,759

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

				Notional Value at	Unrealized Appreciation/
Description	Contracts	Counterparty	Expiration Date	March 31, 2018	(Depreciation)
SHORT FUTURES CONTRACTS
AT&T, Inc.	461	Morgan Stanley	Jun-18	$1,651,302	$45,961
Coca-Cola Co.	228	Morgan Stanley	Jun-18	994,764	(17,526)
Coffee ‘C’ Future+	167	Morgan Stanley	May-18	7,399,144	355,238
Corn Future+	294	Morgan Stanley	May-18	5,699,925	(200,437)
Lean Hogs Future+	57	Morgan Stanley	Jun-18	1,745,340	(49,130)
Live Cattle Future+	92	Morgan Stanley	Jun-18	3,774,760	112,110
Long Gilt Future	65	Morgan Stanley	Jun-18	11,198,981	(212,341)
PepsiCo., Inc.	50	Morgan Stanley	Jun-18	548,300	2,533
Procter & Gamble Co.	361	Morgan Stanley	Jun-18	2,875,365	1,243
Silver Future+	44	Morgan Stanley	May-18	3,578,960	51,790
Southern Co.	718	Morgan Stanley	Jun-18	3,221,666	(74,409)
Soybean Oil Future+	317	Morgan Stanley	May-18	6,061,674	9,744
US 10 Year Note (CBT) Future	473	Morgan Stanley	Jun-18	57,299,516	(559,101)
USD/SEK Future	127	Morgan Stanley	Jun-18	12,603,478	(180,464)
USD/ZAR Future	54	Morgan Stanley	Jun-18	5,456,398	2,663
World Sugar #11 Future+	459	Morgan Stanley	May-18	6,348,888	486,494
					(225,632)
LONG FUTURES CONTRACTS
3M Co.	88	Morgan Stanley	Jun-18	1,940,664	(108,208)
Abbott Laboratories	972	Morgan Stanley	Jun-18	5,849,496	(98,170)
Alphabet, Inc.	25	Morgan Stanley	Jun-18	2,604,975	(145,751)
Amazon.com, Inc.	41	Morgan Stanley	Jun-18	5,961,851	(387,556)
Apple, Inc.	200	Morgan Stanley	Jun-18	3,371,200	(142,279)
Bank of America Corp.	1,263	Morgan Stanley	Jun-18	3,805,419	(237,296)
Booking Holdings, Inc.	16	Morgan Stanley	Jun-18	3,344,192	(181,835)
Bristol-Myers Squibb Co.	629	Morgan Stanley	Jun-18	3,997,295	(164,876)
British Pound Future	295	Morgan Stanley	Jun-18	25,919,438	232,906
Cisco Systems, Inc.	973	Morgan Stanley	Jun-18	4,192,657	(113,068)
Citigroup, Inc.	500	Morgan Stanley	Jun-18	3,391,000	(302,097)
Cocoa Future+	323	Morgan Stanley	May-18	8,255,880	669,460
Copper Future+	95	Morgan Stanley	May-18	7,185,563	(478,563)
Cotton No. 2 Future+	222	Morgan Stanley	May-18	9,042,060	197,075
Euro FX Future	165	Morgan Stanley	Jun-18	25,489,406	(88,294)
FedEx Corp.	125	Morgan Stanley	Jun-18	3,015,375	(13,695)
Gold 100 Oz. Future+	95	Morgan Stanley	Jun-18	12,609,350	(195,450)
Home Depot, Inc.	110	Morgan Stanley	Jun-18	1,969,770	(10,499)
Intel Corp.	859	Morgan Stanley	Jun-18	4,494,288	16,390
Japanese Yen Future	104	Morgan Stanley	Jun-18	12,276,550	18,100

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2018

				Notional Value at	Unrealized Appreciation/
Description	Contracts	Counterparty	Expiration Date	March 31, 2018	(Depreciation)
LONG FUTURES CONTRACTS (Continued)
JP Morgan Chase & Co.	599	Morgan Stanley	Jun-18	$6,617,752	$(239,808)
LME Nickel Future+	25	Morgan Stanley	May-18	1,991,250	30,657
LME Zinc Future+	30	Morgan Stanley	May-18	2,458,500	(71,870)
Mexican Peso Future	186	Morgan Stanley	Jun-18	5,050,830	104,495
Microsoft Corp.	527	Morgan Stanley	Jun-18	4,832,590	(95,411)
New Zealand Dollar Future	231	Morgan Stanley	Jun-18	16,678,200	(146,945)
Nike, Inc.	640	Morgan Stanley	Jun-18	4,272,000	107,931
NY Harbor ULSD Heating Oil Future+	105	Morgan Stanley	May-18	8,912,610	522,308
Palladium Future+	107	Morgan Stanley	Jun-18	10,098,660	(819,555)
Platinum Future+	103	Morgan Stanley	Jul-18	4,802,890	(151,350)
Russian Ruble Future	356	Morgan Stanley	Jun-18	15,392,550	(43,550)
Soybean Future+	106	Morgan Stanley	May-18	5,537,175	(95,600)
Soybean Meal Future+	124	Morgan Stanley	May-18	4,761,600	241,730
Swiss Franc Future	64	Morgan Stanley	Jun-18	8,411,200	(81,244)
Wal-Mart Stores, Inc.	110	Morgan Stanley	Jun-18	983,290	7,882
WTI Crude Oil Future+	163	Morgan Stanley	May-18	10,585,220	652,850
					(1,611,186)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(1,836,818)

+	This investment is a holding of Equinox Chesapeake Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2018

	BH-DG	Chesapeake
	Strategy Fund	Strategy Fund
ASSETS
Investment securities:
At cost	$—	$64,738,214
At fair value	$—	$64,664,453
Cash	36,691	34,158,930
Cash pledged to broker	16,400 (1)	30,009,163
Unrealized appreciation on swap contract	4,015	—
Receivable for Fund shares sold	—	1,616,125
Interest receivable	—	152,943
Receivable due from Advisor	12,182	—
Prepaid expenses & other assets	30,927	50,034
TOTAL ASSETS	100,215	130,651,648

LIABILITIES
Unrealized depreciation on futures contracts	—	1,836,818
Due to broker - swap contract	2,613	—
Payable for fund shares redeemed	—	306,535
Advisory fees payable	—	171,038
Distribution (12b-1) fees payable	—	1,837
Printing expense	2,172	6,362
Audit and tax fees	2,435	10,935
Payable to related parties	2,641	220
Accrued expenses and other liabilities	55	8,144
TOTAL LIABILITIES	9,916	2,341,889
NET ASSETS	$90,299	$128,309,759

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$89,578	$129,744,544
Accumulated net investment loss	(2,636)	(3,678,114)
Accumulated net realized gain/(loss) on investments, futures, and swap contracts	(658)	4,152,192
Net unrealized appreciation/(depreciation) on investments, futures, and swap contracts	4,015	(1,908,863)
NET ASSETS	$90,299	$128,309,759

(1)	Segregated in the custodian account as collateral for swap contracts or future contracts.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
March 31, 2018

	BH-DG	Chesapeake
	Strategy Fund	Strategy Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$—	$6,030,117
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	—	494,313
Net asset value (Net Assets ÷ Shares Outstanding) redemption price per share	$—	$12.20
Maximum offering price per share (maximum sales charges of 5.75%) (a)	$—	$12.94

Class C Shares:
Net Assets	$—	$743,794
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	—	62,114
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$—	$11.97

Class I Shares:
Net Assets	$90,299	$121,535,848
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,576	9,892,513
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.92	$12.29

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on redemptions of Class C shares made within one year after a purchase of such shares.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2018

	BH-DG	Chesapeake
	Strategy Fund	Strategy Fund
INVESTMENT INCOME
Interest	$46	$327,901
TOTAL INVESTMENT INCOME	46	327,901

EXPENSES
Investment advisory fees	324	748,340
Distribution (12b-1) fees
Class A	—	5,478
Class C	—	3,272
Registration fees	12,796	27,809
Accounting services fees	948	12,131
Printing and postage expenses	1,182	6,185
Audit and tax fees	12,466	12,856
Transfer agent fees	572	3,695
Legal fees	5,451	16,644
Compliance officer fees	1,977	3,617
Custodian fees	2,450	2,772
Administrative services fees	1,402	14,237
Insurance fees	16	924
Trustees fees and expenses	180	2,618
Shareholder service fees	9	13,663
Other expenses	335	1,263
TOTAL EXPENSES	40,108	875,504

Plus: Fees recaptured by the Advisor	—	63,161
Less: Fees waived/reimbursed by the Advisor	(39,624)	—
TOTAL WAIVERS/REIMBURSEMENTS AND
RECOUPMENTS	(39,624)	63,161

NET EXPENSES	484	938,665
NET INVESTMENT LOSS	(438)	(610,764)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain/(loss) on:
Investments	(41)	—
Swap contracts	1,616	—
Futures contracts	—	2,211,732
Futures commissions	—	(171,700)
Foreign currency translations	—	99
	1,575	2,040,131
Net change in unrealized appreciation/(depreciation) on:
Investments	—	(53,402)
Swap contracts	3,316	—
Futures contracts	—	(1,286,911)
Foreign currency translations	—	3,741
	3,316	(1,336,572)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,891	703,559

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,453	$92,795

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	BH-DG Strategy Fund
	Six Months Ended	Year Ended
	March 31, 2018	September 30,
	(Unaudited)	2017
FROM OPERATIONS
Net investment loss	$(438)	$(556)
Net realized gain/(loss) on investments and swap contracts	1,575	(1,497)
Net change in unrealized appreciation on investments and swap contracts	3,316	755
Net increase/(decrease) in net assets resulting from operations	4,453	(1,298)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	32,726	206,253
Payments for shares redeemed:	(26,042)	(160,615)
Net increase in net assets from shares of beneficial interest	6,684	45,638

TOTAL INCREASE IN NET ASSETS	11,137	44,340

NET ASSETS
Beginning of Period	79,162	34,822
End of Period*	$90,299	$79,162
* Includes accumulated net investment loss of:	$(2,636)	$(2,198)

SHARE ACTIVITY
Class I:
Shares Sold	2,733	18,634
Shares Redeemed	(2,172)	(14,646)
Net increase in shares of beneficial interest outstanding	561	3,988

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Chesapeake Strategy Fund
	Six Months Ended	Year Ended
	March 31, 2018	September 30,
	(Unaudited)	2017
FROM OPERATIONS
Net investment loss	$(610,764)	$(350,233)
Net realized gain/(loss) from investments, futures and swap contracts	2,040,131	(750,922)
Net change in unrealized depreciation on investments, futures and swap contracts	(1,336,572)	(293,950)
Net increase/(decrease) in net assets resulting from operations	92,795	(1,395,105)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	5,782,270	1,191,899
Class C	223,629	358,953
Class I	82,916,580	20,997,772
Payments for shares redeemed:
Class A	(835,015)	(3,536,107)
Class C	(4,396)	(195,762)
Class I	(12,987,925)	(26,773,518)
Net increase/(decrease) in net assets from shares of beneficial interest	75,095,143	(7,956,763)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	75,187,938	(9,351,868)

NET ASSETS
Beginning of Period	53,121,821	62,473,689
End of Period*	$128,309,759	$53,121,821
* Includes accumulated net investment loss of:	$(3,678,114)	$(3,067,350)

SHARE ACTIVITY
Class A:
Shares Sold	460,163	101,713
Shares Redeemed	(66,186)	(310,499)
Net increase/(decrease) in shares of beneficial interest outstanding	393,977	(208,786)

Class C:
Shares Sold	18,112	31,085
Shares Redeemed	(348)	(17,097)
Net increase in shares of beneficial interest outstanding	17,764	13,988

Class I:
Shares Sold	6,579,071	1,788,786
Shares Redeemed	(1,034,441)	(2,338,194)
Net increase/(decrease) in shares of beneficial interest outstanding	5,544,630	(549,408)

See accompanying notes to consolidated financial statements.

Equinox BH-DG Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2018		September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2017	2016	2015	2014 (1)
Net asset value, beginning of period	$11.28		$11.50	$11.16	$10.29	$10.00
Activity from investment operations:
Net investment loss (2)	(0.06)		(0.12)	(0.11)	(0.13)	(0.08)
Net realized and unrealized gain/(loss) on investments	0.70		(0.10)	0.45	1.26	0.37
Total from investment operations	0.64		(0.22)	0.34	1.13	0.29
Less distributions from:
Net investment income	—		—	—	(0.26)	—
Net asset value, end of period	$11.92		$11.28	$11.50	$11.16	$10.29
Total return (3)	5.58%		(1.91)%	3.05%	10.99%	2.90%
Net assets, at end of period (000’s)	$90		$79	$35	$108	$15
Ratio of net expenses to average net assets (including interest expense) (4)(7)(8)	1.10	% (5)	1.10%	1.10%	1.11%	1.10	% (5)
Ratio of net investment loss to average net assets	(1.00	)% (5)	(1.10)%	(0.96)%	(1.09)%	(1.10	)% (5)
Portfolio Turnover Rate	175	% (6)	0%	0%	0%	0	% (6)

(1)	The Equinox BH-DG Strategy Fund commenced operations on December 31, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers.

(4)	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Advisor. Had these waivers not been in place, the expense ratio would have been:	91.23	% (5)	274.22%	94.09%	170.88%	1241.12	% (5)

(5)	Annualized.

(6)	Not annualized.

(7)	Ratio of gross expenses to average net assets (excluding interest expense) (4)	91.23	% (5)	274.22%	94.09%	170.87%	1241.12	% (5)

(8)	Ratio of net expenses to average net assets (excluding interest expense)	1.10	% (5)	1.10%	1.10%	1.10%	1.10	% (5)

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended		Year Ended	Year Ended	Period Ended
	March 31, 2018		September 30,	September 30,	September 30,
	(Unaudited)		2017	2016	2015 (1)
Net asset value, beginning of period	$11.77		$11.90	$11.88	$12.35
Activity from investment operations:
Net investment loss (2)	(0.09	) (10)	(0.10)	(0.11)	(0.02)
Net realized and unrealized gain/(loss) on investments	0.52		(0.03)	0.13	(0.45)
Total from investment operations	0.43		(0.13)	0.02	(0.47)
Net asset value, end of period	$12.20		$11.77	$11.90	$11.88
Total return (3)	3.83%		(1.09)%	0.17%	(3.81)%
Net assets, at end of period (000’s)	$6,030		$1,181	$3,678	$129
Ratio of net expenses to average net assets (including interest expense) (4,5,8,9)	2.10	% (6,10)	1.42%	1.36%	1.57	% (6)
Ratio of net investment loss to average net assets	(1.44	)% (6)	(0.88)%	(0.96)%	(1.41	)% (6)
Portfolio Turnover Rate	26	% (7)	0%	0%	0	% (7)

(1)	The Equinox Chesapeake Strategy Fund Class A shares commenced operations on August 21, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns shown exclude the effect of maximum applicable sales charge of 5.75% and wire redemption fees, if applicable. Total returns would be lower absent fee waivers.

(4)	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Advisor. Had these waivers not been in place, the expense ratio would have been:	1.96	% (6)	1.86%	1.43%	1.73	% (6)

(5)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(6)	Annualized.

(7)	Not annualized.

(8)	Ratio of gross expenses to average net assets (excluding interest expense) (4,5)	1.96	% (6)	1.86%	1.42%	1.51	% (6)

(9)	Ratio of net expenses to average net assets (excluding interest expense) (5)	2.10	% (6,10)	1.42%	1.35%	1.35	% (6)

(10)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended		Year Ended	Year Ended	Period Ended
	March 31, 2018		September 30,	September 30,	September 30,
	(Unaudited)		2017	2016	2015 (1)
Net asset value, beginning of period	$11.59		$11.81	$11.87	$12.35
Activity from investment operations:
Net investment loss (2)	(0.14)		(0.19)	(0.20)	(0.03)
Net realized and unrealized gain/(loss) on investments	0.52		(0.03)	0.14	(0.45)
Total from investment operations	0.38		(0.22)	(0.06)	(0.48)
Net asset value, end of period	$11.97		$11.59	$11.81	$11.87
Total return (3)	3.45%		(1.86)%	(0.51)%	(3.89)%
Net assets, at end of period (000’s)	$744		$514	$359	$2
Ratio of net expenses to average net assets (including interest expense) (4,5,8,9)	2.85	% (6,10)	2.24%	2.11%	2.32	% (6)
Ratio of net investment loss to average net assets	(2.21	)% (6)	(1.68)%	(1.70)%	(2.16	)% (6)
Portfolio Turnover Rate	26	% (7)	0%	0%	0	% (7)

(1)	The Equinox Chesapeake Strategy Fund Class C commenced operations on August 21, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers.

(4)	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Advisor. Had these waivers not been in place, the expense ratio would have been:	2.73	% (6)	2.90%	2.16%	2.35	% (6)

(5)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(6)	Annualized.

(7)	Not annualized.

(8)	Ratio of gross expenses to average net assets (excluding interest expense) (4,5)	2.73	% (6)	2.90%	2.16%	2.13	% (6)

(9)	Ratio of net expenses to average net assets (excluding interest expense) (5)	2.85	% (6,10)	2.24%	2.10%	2.10	% (6)

(10)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I (1)
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2018		September 30,	September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.83		$11.93	$11.88	$13.14	$9.41	$9.53
Activity from investment operations:
Net investment income/(loss) (2)	(0.08)		(0.08)	(0.09)	(0.13)	(0.12)	(0.06)
Net realized and unrealized gain/(loss) on investments	0.54		(0.02)	0.14	1.20 (3)	3.85	(0.06)
Total from investment operations	0.46		(0.10)	0.05	1.07	3.73	(0.12)
Capital contribution by swap counterparty (Note 4)	—		—	—	0.11	—	—
Less distributions from:
Net investment income	—		—	—	(2.41)	—	—
Net realized gains	—		—	—	(0.03)	—	—
Total distributions	—		—	—	(2.44)	—	—
Net asset value, end of period	$12.29		$11.83	$11.93	$11.88	$13.14	$9.41
Total return (4)	3.98%		(0.84)%	0.42%	9.76%	39.64%	(1.36)%
Net assets, at end of period (000’s)	$121,536		$51,427	$58,438	$27,418	$12,335	$5,600
Ratio of net expenses to average net assets (including interest expense) (5,6,7,8)	1.85	% (9,11)	1.24%	1.11%	1.15%	1.10%	1.10%
Ratio of net investment income/(loss) to average net assets	(1.20	)% (9)	(0.68)%	(0.74)%	(1.05)%	(1.08)%	(0.68)%
Portfolio Turnover Rate	26	% (10)	0%	0%	0%	0%	298%

(1)	The Equinox Chesapeake Strategy Fund Class I shares commenced operations on April 19, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers.

(5)	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Advisor. Had these waivers not been in place, the expense ratio would have been:	1.72	% (9)	1.87%	1.18%	1.42%	2.62%	5.44%

(6)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(7)	Ratio of gross expenses to average net assets (excluding interest expense) (5,6)	1.72	% (9)	1.87%	1.17%	1.38%	2.62%	5.44%

(8)	Ratio of net expenses to average net assets (excluding interest expense) (6)	1.85	% (9,11)	1.24%	1.10%	1.10%	1.10%	1.10%

(9)	Annualized.

(10)	Not annualized.

(11)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
March 31, 2018

1.	ORGANIZATION

The Equinox BH-DG Strategy Fund (“BH-DG Strategy”) and Equinox Chesapeake Strategy Fund (“Chesapeake Strategy”) (each a “Fund”, collectively the “Funds”) are non-diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The investment objective of each Fund is to achieve long term capital appreciation.

BH-DG Strategy offers Class I (“Institutional”) Shares that are offered at net asset value. Chesapeake Strategy offers Class A shares, Class C, shares and Class I shares. Chesapeake Strategy Class C shares and Class I shares are offered at net asset value. Chesapeake Strategy Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Chesapeake Strategy Class A shares made within 12 months after a purchase of Chesapeake Strategy Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Chesapeake Strategy Class C shares made within one year after a purchase of such shares. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Chesapeake Strategy Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities;

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

(ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for the Funds’ assets and liabilities measured at fair value:

BH-DG Strategy

Assets	Level 1	Level 2	Level 3	Total
Swap Contract	$—	$4,015	$—	$4,015
Total	$—	$4,015	$—	$4,015

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

Chesapeake Strategy

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$—	$64,664,453	$—	$64,664,453
Total	$—	$64,664,453	$—	$64,664,453
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$—	$1,836,818	$—	$1,836,818
Total	$—	$1,836,818	$—	$1,836,818

There were no transfers between levels during the period.

It is the Fund’s policy to record transfers between levels the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

See Consolidated Portfolio of Investments for more information related to the Fund’s investments.

Consolidation of Subsidiaries – The consolidated financial statements of Equinox BH-DG Strategy Fund with its subsidiary Equinox BH-DG Strategy Fund Limited (“BH-DG-CFC”) and Equinox Chesapeake Strategy Fund with its subsidiary Equinox Chesapeake Strategy Fund Limited (“ECS-CFC”) include the accounts of BH-DG-CFC and ECS-CFC, collectively the “CFCs”, as wholly-owned and controlled foreign corporations. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may each invest approximately 25% of their total assets in their CFCs which act as investment vehicles in order to effect certain investments consistent with each Fund’s respective investment objectives and policies.

BH-DG-CFC utilizes a total return swap with Deutsche Bank AG, London Branch or futures contracts, that provide exposure to the total returns of the BH-DG Systematic Trading Program of BH-DG Systematic Trading LLP (the “BH-DG Program”) with respect to the BH-DG Strategy (the “Program”), to facilitate the Fund's pursuit of its investment objectives. ECS-CFC utilizes futures contracts to facilitate the pursuit of its investment objective. In accordance with their investment objectives and through their respective exposure, the Funds may have increased or decreased exposure to one or more of the risk factors including, swap agreements, defined in the Principal Investment Risks section of each Fund's prospectus.

A summary of the Funds’ investments in the CFCs are as follows:

			% Of the Fund’s Total
	Inception Date	CFC Net Assets at	Net Assets at March 31,
	of CFC	March 31, 2018	2018
BH-DG-CFC	12/31/2013	$17,802	19.71%
ECS-CFC	4/19/2012	$5,229,728	4.07%

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are controlled foreign corporations and as such are not subject to U.S. income tax. However, as wholly-owned controlled foreign corporations, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in each Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which each Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that the Funds may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in each Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Each Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty risk – Counterparty risk, including swap counterparty risk, is the risk that the counterparty to a financial instrument will cause a financial loss for the Funds by failing to discharge an obligation. A concentration of counterparty risk exists in that part of each Fund’s cash is held at the broker. The Fund could be unable to recover assets held at the broker, including assets directly traceable to a Fund, in the event of the broker’s bankruptcy. The Funds do not anticipate any material losses as a result of this concentration.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash and cash equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014-2016, or expected to be taken in the Funds’ 2017 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Colorado and foreign jurisdictions where the Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular Fund in the Trust are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Trust or another reasonable basis.

Swap Agreements – Each Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, commodity, equity, foreign exchange (currency), or credit risk. Currently, BH-DG Strategy Fund, through the BH-DG-CFC, utilizes a total return swap with Deutsche Bank AG, London Branch, that provides exposure to the total returns of the BH-DG Program (see, Consolidation of Subsidiaries above). This total return swap is a two-party contract entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

To help to reduce counterparty risk on the Fund, the Advisor has the right to reduce the Fund’s exposure and remove cash from the Fund’s total return swap with Deutsche Bank AG. This cash holding shall be in excess of $250,000, and may not exceed 40% of the Index exposure in total. Index exposure is defined as the total notional amount plus any profit. The fund is charged interest on this cash holding and any amount removed will be offset against the final settlement value of the swap. The BH-DG Strategy Fund did not have any outstanding advances as of March 31, 2018.

The gross returns exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. Realized gains and losses from a decrease in the notional value of the swaps are recognized on trade date. Each Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Each Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

BH-DG-CFC maintains cash and investments in money market funds, approximately 20% of the notional value of the swap, as collateral to secure its obligations under the swap. Please refer to the Consolidated Portfolio of Investments for additional detail on the money market holdings. The cash maintained as collateral is recorded as cash held at broker on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, each swap may be terminated in its entirety.

During the period of this report, the BH-DG Strategy Fund used a swap contract to gain exposure to the BH-DG program described in ‘Consolidation of Subsidiaries’ above in the implementation of its investment strategy. The Fund is permitted to use derivatives to gain exposure to the asset class and for risk management purposes, including to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. The Fund may also invest in derivatives to protect from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as “hedging”).

Foreign Currency Transactions – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Futures Contracts – The Chesapeake Strategy Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities or cash equivalents having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period of this report, the Chesapeake Strategy Fund traded various futures contracts in a manner consistent with its investment strategy. The Fund is permitted to use derivatives to gain exposure to the asset class and for risk management purposes, including to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. The Fund may also invest in derivatives to protect from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as “hedging”).

For the six months ended March 31, 2018, the net change in unrealized depreciation on futures contracts amounted to $1,286,911 for the Chesapeake Strategy Fund. For the six months ended March 31, 2018, the Chesapeake Strategy Fund had a net realized gain of $2,211,732 from futures contracts.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Funds’ Consolidated Statement of Assets and Liabilities as of March 31, 2018:

Location on the Consolidated Statement of Assets and Liabilities

Derivatives Investment	Asset Derivatives	Liability Derivatives
Type

Equity/Currency/ Commodity/ Interest Rate Contracts	Unrealized appreciation on swap contract	Unrealized depreciation on futures contracts

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

The following table sets forth the fair value of the Chesapeake Strategy Fund’s futures contracts by primary risk exposure as of March 31, 2018:

					Total as of
	Commodity	Currency	Equity	Interest Rate	March 31, 2018
Futures Contracts	$1,267,501	$(182,333)	$(2,150,544)	$(771,442)	$(1,836,818)

The following is a summary of the location of derivative investments on the Funds’ Consolidated Statement of Operations for the six months ended March 31, 2018.

Location on the Consolidated Statement of Operations

Derivatives Investment Type	Location of Gain (Loss) on Derivatives

Equity/Currency/ Commodity/ Interest Rate Contracts	Net change in unrealized appreciation on swap contracts
Net realized gain on swap contracts
Net change in unrealized appreciation/
(depreciation) on futures contracts
Net realized gain on futures contracts

For the six months ended March 31, 2018, the notional value, net change in unrealized appreciation/depreciation, and realized gain/losses from the swap were as follows:

	Net Change in Unrealized
Fund	Appreciation	Net Realized Gain	Notional
BH-DG-CFC	$3,316	$1,616	$87,600

In addition, the agreement provides for an annual fee of $3,500 per swap due to the counterparty for serving as a financial intermediary. The swap also provides for an annual fee of 0.35% payable to Deutsche Bank accrued on the notional level of each swap.

The following is a summary of the Chesapeake Strategy Fund’s realized and unrealized gain/(loss) on futures contracts recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2018:

Net Change in unrealized appreciation/(depreciation) on derivatives recognized in the Consolidated Statement of Operations
					Total for the
					six months ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	March 31, 2018
Futures	$1,197,112	$999,718	$(2,624,720)	$(859,021)	$(1,286,911)

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
					Total for the
					six months ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	March 31, 2018
Futures	$(1,059,624)	$(1,618,329)	$2,297,910	$2,591,775	$2,211,732

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

The notional value of the derivative instruments outstanding as of March 31, 2018 as disclosed in the Consolidated Portfolios of Investments and the amounts of realized gains and losses and changes in unrealized depreciation on derivative instruments during the period as disclosed above and within the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Offsetting of Financial Assets and Derivative Assets

It is each Fund’s policy to recognize a net asset or liability equal to the unrealized appreciation/ (depreciation) for swap contracts and futures contract, respectively. During the six months ended March 31, 2018, the Funds were subject to a master netting arrangement for the swaps. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2018. The Funds may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements or other master netting agreements which are the standard contracts governing most derivative transactions between the Fund and its counterparties. These agreements may allow a Fund and a counterparty to offset certain derivative instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. To the extent amounts due to a Fund from a counterparty are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

EQUINOX BH-DG STRATEGY FUND

Gross Amounts Not Offset in the
Consolidated Statement of Assets
Assets					& Liabilities
Gross Amounts
			Offset in the	Net Amounts of
			Consolidated	Assets Presented in
			Statement of	the Consolidated	Cash or Financial
	Gross Amounts of		Assets &	Statement of Assets	Instruments	Payable for
Description	Recognized Assets		Liabilities	& Liabilities	Pledged (2)	Swap		Net Amount
Unrealized appreciation on
Swap Contract	$4,015	(1)	$—	$4,015	$4,015	$—	(3)	$—
Total	$4,015		$—	$4,015	$4,015	$—		$—

(1)	Net unrealized appreciation as presented in the Consolidated Portfolio of Investments.

(2)	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Fund to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

(3)	The table above does not include additional cash collateral pledged to the counterparty. Additional collateral pledged to broker as of March 31, 2018 was $12,385.

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

EQUINOX CHESAPEAKE STRATEGY FUND

Gross Amounts Not Offset in the
Consolidated Statement of Assets &
Liabilities:					Liabilities
Gross Amounts
			Offset in the	Net Amounts of
			Consolidated	Liabilities Presented
	Gross Amounts of		Statement of	in the Consolidated	Cash or Financial
	Recognized		Assets &	Statement of Assets	Instruments		Receivable for
Description	Liabilities		Liabilities	& Liabilities	Pledged (2)		Futures	Net Amount
Unrealized Depreciation on
futures contracts	$5,706,378	(1)	$3,869,560	$(1,836,818)	$1,836,818	(3)	$—	$—
Total	$5,706,378		$3,869,560	$(1,836,818)	$1,836,818		$—	$—

(1)	Net unrealized depreciation as presented in the Consolidated Portfolio of Investments.

(2)	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Fund to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

(3)	The table above does not include all collateral pledged to the counterparty. Additional collateral pledged to broker as of March 31, 2018 was $28,172,345.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to the following:

	Purchases	Sales
Equinox BH-DG Strategy Fund	$11,961	$11,931
Equinox Chesapeake Strategy Fund	59,702,574	8,000,000

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Equinox Institutional Asset Management LP serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to an Advisory Agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the BH-DG Strategy Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the BH-DG Strategy Fund’s average daily net assets. Effective July 25, 2017, as compensation for its services and the related expenses borne by the Advisor, the Chesapeake Strategy Fund pays the Advisor a management fee, computed and accrued

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

daily and paid monthly, at an annual rate of 1.50% of Chesapeake Strategy Fund’s average daily net assets. Prior to July 25, 2017, as compensation for its services and the related expenses borne by the Advisor, the Chesapeake Strategy Fund paid the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of Chesapeake Strategy Fund’s average daily assets.

Fund	Receivable from Advisor	Payable to Advisor
BH-DG Strategy	$12,182	$—
Chesapeake Strategy	—	171,038

The Advisor has contractually agreed to reduce its compensation and/or reimburse certain expenses for a Fund, to the extent necessary to ensure that such Fund’s total operating expenses, excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees), interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions, do not exceed the contractual limits set forth below (the “Expense Limitation”). The Expense Limitation with respect to each Fund will remain in place for the periods set forth below unless the Board of Trustees approves its earlier termination, subject to 60 days’ written notice to the Advisor. The Advisor shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the date on which the Advisor reduced its compensation and/or assumed expenses for a Fund. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount.

	Contractual Limit on
	Total Operating
Funds	Expenses	Effective Date	Termination Date
Equinox BH-DG Strategy Fund	1.10%	Commencement of Operations	January 31, 2018
	2.00%	January 31, 2018	January 31, 2027
Equinox Chesapeake Strategy Fund	1.85%	July 26, 2017	January 31, 2019
	1.10%	Commencement of Operations	July 25, 2017

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to the date of such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation (or any similar agreement). The Advisor is permitted to seek reimbursement from a Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses for a Class of such Fund do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The Board may terminate this expense reimbursement arrangement at any time. Pursuant to the Expense Limitation, the Advisor may seek reimbursement for the following amounts through the expiration dates listed below:

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

Fund	September 30, 2018	September 30, 2019	September 30, 2020
BH-DG Strategy	$100,447	$115,841	$116,066
Chesapeake Strategy	60,931	37,059	291,568

For the six months ended March 31, 2018, the Chesapeake Strategy Fund recaptured $63,161 of previously waived fees for Class A, Class C, and Class I.

As of September 30, 2017, the following amounts expired unrecouped:

BH-DG Strategy	$92,979
Chesapeake Strategy	121,451

The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Trust, on behalf of the Funds, has adopted the Trust’s Distribution Plan. Pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), to pay for certain distribution activities and shareholder services. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to the Distributor to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. During the six months ended March 31, 2018, pursuant to the Plan, Equinox Chesapeake Strategy Fund incurred $5,478 and $3,272 in 12b-1 fees for the Fund’s Class A and Class C shares, respectively. There are no 12b-1 fees for the BH-DG Strategy Fund.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C, and Class I shares. For the six months ended March 31, 2018, the Distributor received $49,965 and $2,150 in underwriting commissions for sales of Class A and Class C shares for the Chesapeake Fund, respectively, of which $7,129 and $42 were retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2018, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
BH-DG Strategy	$—	$—	$—	$—
Chesapeake Strategy Fund	64,738,214	—	(73,761)	(73,761)

6.	DISTRIBUTIONS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2017 was as follows:

For fiscal year ended	Ordinary	Exempt	Long-Term	Return of
9/30/2017	Income	Income	Capital Gains	Capital	Total
BH-DG Strategy	$—	$—	$—	$—	—
Chesapeake Strategy Fund	—	—	—	—	—

There were no distributions for fiscal year ended September 30, 2016.

As of September 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
BH-DG Strategy	$—	$—	$(462)	$(19)	$(3,251)	$—	$(3,732)
Chesapeake Strategy Fund	—	—	(1,779,230)	(1,285)	(281,128)	534,063	(1,527,580)

The differences between book basis and tax basis unrealized appreciation/(depreciation), accumulated net investment income/ loss and accumulated net realized gain/loss from investments are primarily attributable to adjustments for the Funds’ wholly owned subsidiaries.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

Late Year
Losses
BH-DG Strategy	$462
Chesapeake Strategy Fund	379,377

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
BH-DG Strategy	$—
Chesapeake Strategy Fund	1,399,853

At September 30, 2017, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

		Non-Expiring	Non-Expiring
	Expiring	Short-Term	Long-Term	Total
BH-DG Strategy	$—	$19	$—	$19
Chesapeake Strategy Fund	—	1,285	—	1,285

Permanent book and tax differences, primarily attributable to the reclass of net operating losses resulted in reclassifications for the following Funds for the year ended September 30, 2017 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
BH-DG Strategy	$(94)	$94	$—
Chesapeake Strategy Fund	(433,991)	361,310	72,681

Equinox Funds Trust
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2018

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of March 31, 2018, beneficial ownership in excess of 25% is as follows:

Portfolio	Beneficial Owner	% of Outstanding Shares
BH-DG Strategy	FolioFN Investments, LLC	80%
Chesapeake Strategy	National Financial Services, LLC	48%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial issues were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following.

The Board, based on information provided by the Fund’s investment advisor, has concluded that it is in the best interests of the Fund and its shareholders to discontinue the operations of BH-DG Strategy Fund. The Board has determined to close the BH-DG Strategy Fund and redeem all outstanding shares on June 29, 2018 (the “Liquidation Date”).

Equinox Funds Trust
EXPENSE EXAMPLES (Unaudited)
March 31, 2018

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including upfront and deferred sales charges (loads) on purchases of Class A shares and deferred sales charges (loads) on certain redemptions of Class C shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from October 1, 2017 through March 31, 2018.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
Actual *	10/1/2017	3/31/2018	10/1/17 - 3/31/18	Expense Ratio
BH-DG Strategy – Class I	$1,000.00	$1,055.80	$5.64	1.10%
Chesapeake Strategy – Class A	1,000.00	1,038.30	10.67	2.10%
Chesapeake Strategy – Class C	1,000.00	1,034.50	14.46	2.85%
Chesapeake Strategy – Class I	1,000.00	1,039.80	9.41	1.85%

	Beginning	Ending	Expenses Paid
Hypothetical *	Account Value	Account Value	During Period	Annualized
(5% return before expenses)	10/1/2017	3/31/2018	10/1/17 - 3/31/18	Expense Ratio
BH-DG Strategy – Class I	$1,000.00	$1,019.45	$5.54	1.10%
Chesapeake Strategy – Class A	1,000.00	1,014.46	10.55	2.10%
Chesapeake Strategy – Class C	1,000.00	1,010.72	14.29	2.85%
Chesapeake Strategy – Class I	1,000.00	1,015.71	9.30	1.85%

*	Expense information for is equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Rev. August 2011

FACTS	WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-643-3431

Rev. August 2011

Who we are
Who is providing this notice?	Equinox Funds Trust
What we do
How does Equinox Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

  ■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Equinox Funds Trust doesn’t jointly market.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ending December and June) on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR
Equinox Institutional Asset Management, LP
47 Hulfish Street, Suite 510
Princeton, NJ 08542

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 6/7/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 6/7/18

By (Signature and Title)

/s/ Laura Latella

Laura Latella, Principal Financial Officer

Date 6/7/18